Property and Equipment - Schedule of Property and Equipment (Details) - BigToken Inc [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Computer Equipment	$ 4,000	$ 4,000	$ 4,000
Accumulated depreciation	(3,000)	(1,000)
Property and equipment, net	$ 1,000	$ 3,000	$ 4,000